Equity Incentive Plans and Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plans and Stock Based Compensation

NOTE 5 — STOCK BASED COMPENSATION

The Company recognizes stock-based compensation in accordance with ASC 718, “Compensation—Stock Compensation.” Stock-based compensation expense, which consists of the compensation cost for employee stock options and the 2004 Purchase Plan, and the value of options issued to non-employees for services rendered, was allocated to research and development and general and administrative expenses in the unaudited consolidated statements of operations for the three months ended March 31, 2017 and 2016 as follows (in thousands):

	Three Months Ended March 31,
	2017	2016
Amortization of stock-based compensation:
Research and development	$151	$318
General and administrative	354	525

	$505	$843

Valuation Assumptions

The Company estimated the fair value of stock options granted using the Black-Scholes option-pricing formula and a single option award approach. This fair value is being amortized ratably over the requisite service periods of the awards, which is generally the vesting period. The fair value of employee stock options and employee purchase rights under the 2004 Purchase Plan was estimated using the following weighted-average assumptions for the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
Employee Stock Options:
Risk-free interest rate	—	1.64%
Expected term (in years)	—	6.02
Dividend yield	—	—
Volatility	—	108%
Weighted-average fair value of stock options granted	$—	$0.45

	Three Months Ended March 31,
	2017	2016
Employee Stock Purchase Plan (ESPP):
Risk-free interest rate	0.56%	0.56%
Expected term (in years)	1.24	1.24
Dividend yield	—	—
Volatility	161%	161%
Weighted-average fair value of ESPP purchase rights	$0.22	$0.22

To determine the expected term of the Company’s employee stock options granted, the Company utilized the simplified approach as defined by SEC Staff Accounting Bulletin No. 107, “Share-Based Payment” (“SAB 107”). To determine the risk-free interest rate, the Company utilized an average interest rate based on U.S. Treasury instruments with a term consistent with the expected term of the Company’s stock based awards. To determine the expected stock price volatility for the Company’s stock based awards, the Company utilized the historical volatility of the Company’s common stock. The fair value of all the Company’s stock based awards assumes no dividends as the Company does not anticipate paying cash dividends on its common stock.

Employee Stock-based Compensation Expense

As required by ASC 718, the Company recognized $0.5 million of stock-based compensation expense related to stock options and purchase rights, under the Company’s equity incentive plans and 2004 Purchase Plan, for the three months ended March 31, 2017 and $0.8 million of stock-based compensation for the three months ended March 31, 2016. As of March 31, 2017, the total unrecognized compensation cost related to unvested stock-based awards granted to employees under the Company’s equity incentive plans was approximately $2.9 million before forfeitures. This cost will be recorded as compensation expense on a straight-line basis over the remaining weighted average requisite service period of approximately 2.3 years.

Equity Incentive Plans

Equity Incentive Plans At March 31, 2017, 1,659,008 shares were authorized and available for issuance under the 2014 Equity Incentive Plan.

The following table summarizes stock option activity under the Company’s equity incentive plans:

Options	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2016	10,941,745	$3.00	—	—
Granted	—	$—	—	—
Exercised	—	$—	—	—
Forfeitures	(114,264)	$1.49	—	—

Outstanding at March 31, 2017	10,827,481	$3.01	5.20	$115,102

Vested and expected to vest March 31, 2017	10,773,313	$3.02	5.17	$113,582
Exercisable at March 31, 2017	8,355,859	$3.44	4.19	$48,103

No stock options were exercised during the three months ended March 31, 2017 and 2016. The Company issues new shares of common stock upon exercise of options. As there was no exercises, there was no related tax benefit realized by the Company.

2004 Employee Stock Purchase Plan On January 1, 2017, an additional 100,000 shares was authorized for issuance under the 2004 Purchase Plan pursuant to the annual automatic increase to the authorized shares under the 2004 Purchase Plan. For the three months ended March 31, 2017, plan participants had purchased 31,624 shares at an average purchase price of $0.25 for total cash proceeds of $7,000. At March 31, 2017, 203,165 shares were authorized and available for issuance under the 2004 Purchase Plan.

NOTE 9—EQUITY INCENTIVE PLANS AND STOCK BASED COMPENSATION

2004 Equity Incentive Plan

The 2004 Equity Incentive Plan (“2004 Plan”) provided for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, stock awards and cash awards to employees and consultants. Stock options were granted under the 2004 Plan with an exercise price not less than 100% of the fair market value of the common stock on the date of grant. Stock options under the 2004 Plan were granted with terms of up to 10 years and generally vested over a period of four years. The share reserve under the 2004 Plan was subject to automatic annual increases and on January 1, 2014 an additional 1,250,000 shares of common stock were added to the share reserve under the 2004 Plan. The 2004 Plan expired pursuant to its terms on April 7, 2014. No additional awards have been or will be made after April 7, 2014 under the 2004 Plan.

2014 Equity Incentive Plan

In May 2014, the Company adopted the 2014 Equity Incentive Plan (“2014 Plan”). The terms of the 2014 Plan provide for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, other stock awards, and performance awards that may be settled in cash, stock, or other property. Stock options may be granted under the 2014 Plan with an exercise price not less than 100% of the fair market value of the common stock on the date of grant. Stock options under the 2014 Plan may be granted with terms of up to 10 years and generally vest over a period of four years, with the exception of grants to non-employee directors and consultants where the vesting period is or may be shorter. The total number of shares of the Company’s common stock initially reserved for issuance under the 2014 Plan was equal to the sum of (i) 6,000,000 newly reserved shares plus (ii) up to 6,626,157 additional shares (the “Prior Plan Shares”) that may be added to the 2014 Plan in connection with the forfeiture or expiration of awards outstanding under the 2004 Plan as of May 15, 2014 (the “Returning Shares”). The Prior Plan Shares will be added to the share reserve under the 2014 Plan only as and when such shares become Returning Shares.

Activity under the 2004 and 2014 Plans is set forth below:

	Shares Available for Grant	Outstanding Options		Weighted Average Exercise Price
		Number of Shares	Exercise Price
Balances, December 31, 2013	175,236	6,526,506	$0.42-7.75	$3.66
Additional shares reserved	7,250,000	—
Shares expired	(1,286,025)	—
Options granted	(1,895,250)	1,895,250	2.91-4.99	3.78
Options exercised	—	(73,282)	0.64-4.90	1.43
Options canceled	179,532	(179,532)	1.64-6.18	4.63

Balances, December 31, 2014	4,423,493	8,168,942	$0.42-7.75	$3.69
Additional shares reserved	—	—
Options granted	(2,290,500)	2,290,500	0.48-5.06	4.36
Options exercised	—	(99,759)	0.79-4.90	1.75
Options canceled	1,327,547	(1,327,547)	1.30-7.75	4.39

Balances, December 31, 2015	3,460,540	9,032,136	$0.42-7.75	$3.77
Additional shares reserved	—	—
Options granted	(3,072,500)	3,072,500	0.38-0.55	0.53
Options exercised		(6,187)	0.48-0.55	0.53
Options canceled	1,156,704	(1,156,704)	0.42-5.09	2.50

Balances, December 31, 2016	1,544,744	10,941,745	$0.42-7.75	$3.00

At December 31, 2016, stock options outstanding and exercisable by exercise price were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.38-$0.53	1,153,000	9.29	$0.49	265,717	$0.49
$0.55-$0.55	1,414,999	8.86	$0.55	315,934	$0.55
$0.79-$1.44	1,769,313	2.47	$1.35	1,769,313	$1.35
$1.49-$3.62	2,472,416	4.55	$2.67	2,225,880	$2.57
$3.87-$4.43	1,430,358	6.99	$4.36	849,104	$4.33
$4.45-$7.75	2,701,659	3.93	$6.00	2,650,117	$6.02

$0.38-$7.75	10,941,745	5.44	$3.00	8,076,065	$3.47

The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2016 were $13,000 and $6,000, respectively. As of December 31, 2016, the ending options vested and expected to vest was 10.9 million and the aggregate intrinsic value of these options was $13,000. The weighted average remaining contractual life and weighted average exercise price of these options were 5.4 years and $3.00, respectively. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at December 31, 2016.

The total intrinsic value of stock options exercised during the years ended December 31, 2016, 2015 and 2014 were $4,000, $0.3 million and $0.2 million, respectively, determined at the date of the option exercise. Cash received from stock option exercises were $3,000, $0.4 million and $0.1 million for the years ended December 31, 2016, 2015 and 2014, respectively. The Company issues new shares of common stock upon exercise of options. In connection with these exercises, there was no tax benefit realized by the Company due to its current loss position.

2004 Employee Stock Purchase Plan

On January 1, 2016 and 2015 an additional 100,000 shares was authorized for issuance under the 2004 Employee Stock Purchase Plan (“2004 Purchase Plan”) pursuant to the annual automatic increase to the authorized shares under the 2004 Purchase Plan. The 2004 Purchase Plan contains consecutive, overlapping 24 month offering periods. Each offering period includes four six-month purchase periods. The price of the common stock purchased will be the lower of 85% of the fair market value of the common stock at the beginning of an offering period or at the end of the purchase period. For the year ended December 31, 2016, employees had purchased 92,048 shares of common stock under the 2004 Purchase Plan at an average price of $0.25. For the year ended December 31, 2015, employees had purchased 154,067 shares of common stock under the 2004 Purchase Plan at an average price of $3.49. At December 31, 2016, 134,789 shares were authorized and available for issuance under the 2004 Purchase Plan.

Stock-based Compensation

The Company recognizes stock-based compensation in accordance with ASC 718, “Compensation—Stock Compensation.” Under this guidance, stock-based compensation cost is based on the recognition of the grant date fair value estimated in accordance with the provisions of ASC 815 over the service period, which is generally the vesting period. In addition, ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense, which consists of the compensation cost for employee stock options and ESPP, and the value of options issued to non-employees for services rendered, was allocated to research and development and general and administrative in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Stock-based compensation expense:
Research and development	$1,281	$4,090	$3,123
General and administrative	1,808	2,711	2,365

	$3,089	$6,801	$5,488

Employee Stock-based Compensation Expense

Valuation Assumptions

The Company estimated the fair value of stock options granted using the Black-Scholes option-pricing formula and a single option award approach. This fair value is being amortized ratably over the requisite service periods of the awards, which is generally the vesting period. The fair value of employee stock options and employee purchase rights under the Company’s 2004 Purchase Plan was estimated using the following weighted-average assumptions for the years ended December 31, 2016, 2015 and 2014:

	Years Ended December 31,
	2016	2015	2014
Employee Stock Options
Risk-free interest rate	1.60%	1.70%	1.83%
Expected life (in years)	5.97	5.99	5.98
Dividend yield	—	—	—
Volatility	108%	83%	94%
Weighted-average fair value of stock options granted	$0.44	$3.06	$2.89
Employee Stock Purchase Plan
Risk-free interest rate	0.56%	0.39%	0.20%
Expected life (in years)	1.24	1.24	1.24
Dividend yield	—	—	—
Volatility	161%	50%	49%
Weighted-average fair value of ESPP purchase rights	$0.22	$1.58	$1.60

To determine the expected term of the Company’s employee stock options granted, the Company utilized the simplified approach as defined by SEC Staff Accounting Bulletin No. 107, “Share-Based Payment”. To determine the risk-free interest rate, the Company utilized an average interest rate based on U.S. Treasury instruments with a term consistent with the expected term of the Company’s stock based awards. To determine the expected stock price volatility for the Company’s stock based awards, the Company considers its historical volatility and its industry peers. The fair value of all the Company’s stock based awards assumes no dividends as the Company does not anticipate paying cash dividends on its common stock.

The Company recognized $3.1 million, $6.7 million and $5.4 million of stock-based compensation expense related to stock options granted and purchase rights granted under the Company’s equity compensation plans, for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, the total unrecognized compensation cost related to unvested stock-based awards granted to employees under the Company’s equity compensation plans was approximately $3.5 million before estimated forfeitures. This cost will be recorded as compensation expense ratably over the remaining weighted average requisite service period of approximately 2.4 years.

Non-employee Stock-based Compensation Expense

Stock-based compensation expense related to stock options granted to non-employees is recognized ratably, as the stock options are earned. The Company issued options to non-employees, which generally vest ratably over the time period the Company expects to receive services from the non-employee. The values attributable to these options are amortized over the service period and the unvested portion of these options was remeasured at each vesting date. The Company believes that the fair value of the stock options is more reliably measurable than the fair value of the services received. The fair value of the stock options granted were revalued at each reporting date using the Black-Scholes valuation model as prescribed by ASC 505-50 Equity-Based Payments to Non-Employees using the following assumptions:

	Years Ended December 31,
	2016	2015	2014
Risk-free interest rate	1.70%	2.14%	2.52%
Expected life (in years)	10	10	10
Dividend yield	—	—	—
Expected volatility	111%	103%	97%

The stock-based compensation expense will fluctuate as the fair market value of the common stock fluctuates. In connection with the grant of stock options to non-employees, the Company recorded stock-based compensation of approximately $6,000, $0.1 million and $0.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.